Rialto Investment Segment (Changes In Real Estate Owned) (Details) - Rialto Investments [Member] - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013
REO Held-for-Sale [Roll Forward]
REO - held-for-sale, beginning of year	[1]	$ 197,851
REO - held-for-sale, end of year	[1]	190,535	$ 197,851
REO Held-and-Used [Roll Forward]
REO - held-and-used, net, beginning of year	[1]	428,989
REO - held-and-used, net, end of year	[1]	255,795	428,989
Real Estate Owned [Member]
REO Held-for-Sale [Roll Forward]
REO - held-for-sale, beginning of year		197,851	134,161
Additions		0	15,985
Improvements		8,176	5,791
Sales		(226,027)	(190,430)
Impairments and unrealized losses		(9,441)	(5,573)
Transfers to/from held-and-used, net (1)	[2]	219,976	247,397
Transfers to Lennar Homebuilding		0	(9,480)
REO - held-for-sale, end of year		190,535	197,851
REO Held-and-Used [Roll Forward]
REO - held-and-used, net, beginning of year		428,989	601,022
Additions		55,407	86,262
Improvements		6,102	3,616
Impairments		(11,501)	(10,517)
Depreciation		(3,226)	(3,997)
Transfers to held-for-sale (1)	[2]	(219,976)	(247,397)
REO - held-and-used, net, end of year		$ 255,795	$ 428,989

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	During the years ended November 30, 2014 and 2013, the Rialto segment transferred certain properties to/from REO held-and-used, net to REO held-for-sale as a result of changes made in the disposition strategy of the real estate assets.